Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions and Dispositions

3. Acquisitions and Dispositions

On October 31, 2016, Nucor used cash on hand to acquire Independence Tube Corporation (ITC) for a purchase price of $430.1 million. ITC is a leading manufacturer of hollow structural section (HSS) tubing, which is primarily used in nonresidential construction markets. ITC has the ability to produce approximately 650,000 tons of HSS tubing annually at its four facilities, two of which are in Illinois and the other two are in Alabama. This acquisition not only further expands Nucor’s product portfolio to include the HSS tubing market but the Company also believes it will be an important, value-added channel to market for Nucor’s hot-rolled sheet steel, as ITC’s plants are located in close proximity to Nucor’s sheet mills in Alabama, Indiana and Kentucky. ITC’s financial results are included as part of the steel mills segment (see Note 22).

We have allocated the purchase price for ITC to its individual assets acquired and liabilities assumed.

The following table summarizes the fair values of the assets acquired and liabilities assumed of ITC as of the date of acquisition (in thousands):

Cash	$1,058
Accounts receivable	33,173
Inventory	94,400
Other current assets	1,743
Property, plant and equipment	177,668
Goodwill	29,522
Other intangible assets	130,900
Other assets	1,287

Total assets acquired	469,751

Current liabilities	39,633

Total liabilities assumed	39,633

Net assets acquired	$430,118

The following table summarizes the purchase price allocation to the identifiable intangible assets of ITC as of the date of acquisition (in thousands, except years):

		Weighted - Average Life
Customer relationships	$119,000	15 years
Trademarks and trade names	7,100	15 years
Other	4,800	5 years

	$130,900

The goodwill of $29.5 million is calculated as the excess of the purchase price over the fair values of the assets and liabilities acquired and has been allocated to the steel mills segment (see Note 8). Goodwill recognized for tax purposes was $30.5 million, all of which is deductible for tax purposes.

On October 8, 2014, Nucor acquired the entire equity interest in Gallatin Steel Company (Gallatin) for a cash purchase price of $779.1 million, including working capital adjustments. The acquisition was partially funded by the issuance of approximately $300 million of commercial paper with the remaining funds coming from cash on hand. Located on the Ohio River in Ghent, Kentucky, Gallatin has an annual sheet steel production capacity of approximately 1,600,000 tons. This acquisition is strategically important as it expands Nucor’s footprint in the midwestern United States market, and it will broaden Nucor’s product offerings. Gallatin’s financial results are included as part of the steel mills segment (see Note 22).

We have allocated the purchase price for Gallatin to its individual assets acquired and liabilities assumed.

The following table summarizes the fair values of the assets acquired and liabilities assumed of Gallatin as of the date of acquisition (in thousands):

Cash	$48,957
Accounts receivable	82,291
Inventory	101,692
Other current assets	5,117
Property, plant and equipment	483,007
Goodwill	94,737
Other intangible assets	67,150
Other assets	2,529

Total assets acquired	885,480

Current liabilities	104,315
Long-term debt	2,093

Total liabilities assumed	106,408

Net assets acquired	$779,072

The following table summarizes the purchase price allocation to the identifiable intangible assets of Gallatin as of the date of acquisition (in thousands, except years):

		Weighted - Average Life
Customer relationships	$58,250	20 years
Trademarks and trade names	8,900	5 years

	$67,150

The goodwill of $94.7 million is calculated as the excess of the purchase price over the fair values of the assets and liabilities acquired and has been allocated to the steel mills segment (see Note 8). Goodwill recognized for tax purposes was $98.1 million, all of which is deductible for tax purposes.

Other minor acquisitions, exclusive of purchase price adjustments of acquisitions made and net of cash acquired, totaled $50.1 million in 2016, $19.1 million in 2015 and $38.5 million in 2014.